Financial Risk Management (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2022 AUD ($)
Financial Risk Management [Line Items]
Financial assets and liabilities exchange rate description	It assumes a +/- 5% change of the USD/HKD exchange rate for the year ended at December 31, 2023 (2022: 5%). A +/- 5% change is considered for the USD/AUD exchange rate (2022: 5%). A +/- 5% change is considered for the USD/GBP exchange rate (2022: 5%). A +/- 5% change is considered for the USD/EUR exchange rate (2022: 5%). A +/- 5% change is considered for the USD/MYR exchange rate (2022: 5%). A +/- 5% change is considered for the USD/KRW exchange rate (2022: 5%).	It assumes a +/- 5% change of the USD/HKD exchange rate for the year ended at December 31, 2023 (2022: 5%). A +/- 5% change is considered for the USD/AUD exchange rate (2022: 5%). A +/- 5% change is considered for the USD/GBP exchange rate (2022: 5%). A +/- 5% change is considered for the USD/EUR exchange rate (2022: 5%). A +/- 5% change is considered for the USD/MYR exchange rate (2022: 5%). A +/- 5% change is considered for the USD/KRW exchange rate (2022: 5%).
Foreign Currency Rate	5.00%	5.00%	5.00%
Bottom of Range [Member]
Financial Risk Management [Line Items]
Weighted average effective rate	$ 14,101		$ 20
Top of Range [Member]
Financial Risk Management [Line Items]
Weighted average effective rate		$ 14,101	$ 20
AUD [Member]
Financial Risk Management [Line Items]
Foreign currency forward exchange percentage	0.68047	0.68047
AUD [Member] | Strengthened [Member]
Financial Risk Management [Line Items]
Foreign Currency Rate	5.00%	5.00%	5.00%
AUD [Member] | Weakened [Member]
Financial Risk Management [Line Items]
Foreign Currency Rate	5.00%	5.00%	5.00%
CNY [Member]
Financial Risk Management [Line Items]
Foreign currency forward exchange percentage	0.1409	0.1409
EUR [Member]
Financial Risk Management [Line Items]
Foreign currency forward exchange percentage	1.1039	1.1039
EUR [Member] | Strengthened [Member]
Financial Risk Management [Line Items]
Foreign Currency Rate			5.00%
EUR [Member] | Weakened [Member]
Financial Risk Management [Line Items]
Foreign Currency Rate	5.00%	5.00%	5.00%
HKD [Member]
Financial Risk Management [Line Items]
Foreign currency forward exchange percentage	0.12806	0.12806
HKD [Member] | Strengthened [Member]
Financial Risk Management [Line Items]
Foreign Currency Rate	5.00%	5.00%	5.00%
HKD [Member] | Weakened [Member]
Financial Risk Management [Line Items]
Foreign Currency Rate	5.00%	5.00%	5.00%
MYR [Member]
Financial Risk Management [Line Items]
Foreign currency forward exchange percentage	0.2179	0.2179
MYR [Member] | Strengthened [Member]
Financial Risk Management [Line Items]
Foreign Currency Rate	5.00%	5.00%	5.00%
MYR [Member] | Weakened [Member]
Financial Risk Management [Line Items]
Foreign Currency Rate	5.00%	5.00%	5.00%
SGD [Member]
Financial Risk Management [Line Items]
Foreign currency forward exchange percentage	0.75782	0.75782
SGD [Member] | Strengthened [Member]
Financial Risk Management [Line Items]
Foreign Currency Rate	5.00%	5.00%	5.00%
SGD [Member] | Weakened [Member]
Financial Risk Management [Line Items]
Foreign Currency Rate	5.00%	5.00%	5.00%
KRW [Member]
Financial Risk Management [Line Items]
Foreign currency forward exchange percentage	0.0077	0.0077
KRW [Member] | Strengthened [Member]
Financial Risk Management [Line Items]
Foreign Currency Rate	5.00%	5.00%	5.00%
KRW [Member] | Weakened [Member]
Financial Risk Management [Line Items]
Foreign Currency Rate	5.00%	5.00%	5.00%
GBP [Member]
Financial Risk Management [Line Items]
Foreign currency forward exchange percentage	1.27325	1.27325
GBP [Member] | Strengthened [Member]
Financial Risk Management [Line Items]
Foreign Currency Rate	5.00%	5.00%	5.00%
GBP [Member] | Weakened [Member]
Financial Risk Management [Line Items]
Foreign Currency Rate	5.00%	5.00%	5.00%
EUR [Member] | EUR [Member] | Strengthened [Member]
Financial Risk Management [Line Items]
Foreign Currency Rate	5.00%	5.00%